SHORT-TERM AND LONG-TERM DEBT - Lease Debt Financing Facilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Term of lease or charter	10 years
Long-term debt	$ 2,584,131	$ 2,862,240
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65,000
Term of lease or charter	6 years
Long-term debt	$ 34,300	43,800
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65,000
Term of lease or charter	6 years
Long-term debt	$ 34,700	44,100
$23.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 23,500
Term of lease or charter	3 years
Long-term debt	$ 0	11,800
$25.3 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 25,300
Term of lease or charter	3 years
Long-term debt	$ 0	13,400
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120,000
Term of lease or charter	8 years
Long-term debt	$ 86,900	97,900
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120,000
Term of lease or charter	8 years
Long-term debt	$ 88,400	99,400
$45 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 45,000
Term of lease or charter	5 years
Long-term debt	$ 31,300	36,700
$38.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 38,500
Term of lease or charter	9 years
Long-term debt	$ 32,000	34,700
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72,200
Term of lease or charter	12 years
Long-term debt	$ 63,900	67,700
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72,200
Term of lease or charter	12 years
Long-term debt	$ 64,800	68,500
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77,500
Term of lease or charter	12 years
Long-term debt	$ 69,800	73,900
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77,500
Term of lease or charter	12 years
Long-term debt	$ 70,800	74,700
$37 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 37,000
Term of lease or charter	8 years
Long-term debt	$ 32,600	35,600
$43 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 43,000
Term of lease or charter	5 years
Long-term debt	$ 40,000	0
$40.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 40,500
Term of lease or charter	4 years
Long-term debt	$ 36,900	0
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	686,400	702,200
Floating rate portion of lease debt	321,500	315,600
Fixed rate portion of lease debt	$ 364,900	$ 386,600